UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21761

KEELEY FUNDS, INC.
 (Exact name of registrant as specified in charter)

111 West Jackson Boulevard
SUITE 810
CHICAGO, IL 60604
 (Address of principal executive offices) (Zip code)

Vadim Avdeychik
Paul Hastings LLP
200 Park Ave.
New York, NY 10166
 (Name and address of agent for service)

312-786-5000
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2018

Date of reporting period:  December 31, 2017

Item 1. Schedule of Investments.

Keeley Small Cap Value Fund
Schedule of Investments
12/31/2017 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.83%
	Auto Components - 2.48%
363,800	Modine Manufacturing Co. (a)	$7,348,760
95,600	Visteon Corp. (a)	11,963,384
		19,312,144
	Banks - 7.76%
371,000	BancorpSouth Bank	11,667,950
319,500	Bank of NT Butterfield & Son Ltd.	11,594,655
947,669	Opus Bank (a)	25,871,364
374,900	State Bank Financial Corp.	11,187,016
		60,320,985
	Capital Markets - 0.91%
362,522	Donnelley Financial Solutions, Inc. (a)	7,065,554
	Chemicals - 1.83%
194,155	Sensient Technologies Corp.	14,202,438
	Commercial Banks - 9.74%
225,000	BOK Financial Corp.	20,772,000
249,400	Columbia Banking System, Inc.	10,833,936
758,628	Hilltop Holdings, Inc.	19,216,047
266,700	Synovus Financial Corp.	12,785,598
168,175	UMB Financial Corp.	12,095,146
		75,702,727
	Commercial Services & Supplies - 2.89%
342,910	ABM Industries, Inc.	12,934,565
319,882	Ritchie Bros. Auctioneers, Inc.	9,574,068
		22,508,633
	Communications Equipment - 1.84%
1,734,188	Mitel Networks Corp. (a)	14,272,367
	Computer & Peripherals - 1.04%
494,689	Diebold Nixdorf, Inc.	8,088,165
	Construction & Engineering - 2.04%
798,100	KBR, Inc.	15,826,323
	Diversified Financial Services - 3.70%
598,141	Air Lease Corp.	28,764,601
	Electric Utilities - 2.15%
225,018	Allete, Inc.	16,732,339
	Electronic Equipment, Instruments & Components - 1.36%
721,900	Knowles Corp. (a)	10,583,054
	Health Care Equipment & Supplies - 3.01%
345,600	Invacare Corp.	5,823,360
230,100	Varex Imaging Corp. (a)	9,243,117
376,667	Wright Medical Group N.V. (a)	8,362,007
		23,428,484
	Health Care Providers & Services - 1.64%
575,200	The Ensign Group, Inc.	12,769,440

	Hotels, Restaurants & Leisure - 5.64%
670,800	Del Taco Restaurants, Inc. (a)	8,130,096
1,315,031	Denny's Corp. (a)	17,411,010
368,300	Playa Hotels & Resorts NV (a)	3,973,957
67,600	Vail Resorts, Inc.	14,362,972
		43,878,035
	Household Durables - 1.50%
649,278	TRI Pointe Group, Inc. (a)	11,635,062
	Household Products - 1.55%
711,430	HRG Group, Inc. (a)	12,058,739
	IT Services - 1.53%
84,100	WEX, Inc. (a)	11,877,443
	Machinery - 8.90%
255,368	ESCO Technologies, Inc.	15,385,922
350,200	ITT, Inc.	18,690,174
198,436	John Bean Technologies Corp.	21,986,709
557,900	Welbilt, Inc. (a)	13,116,229
		69,179,034
	Media - 3.37%
851,756	Media General, Inc. CVR (a)(b)	25,553
334,384	Nexstar Media Group, Inc.	26,148,829
		26,174,382
	Metals & Mining - 2.51%
325,300	Allegheny Technologies, Inc. (a)	7,852,742
109,325	Kaiser Aluminum Corp.	11,681,376
		19,534,118
	Multi-Utilities - 1.02%
131,400	Black Hills Corp.	7,898,454
	Oil, Gas & Consumable Fuels - 5.38%
417,000	Delek US Holdings, Inc.	14,569,980
1,324,760	Oasis Petroleum, Inc. (a)	11,141,231
419,200	Parsley Energy, Inc. - Class A (a)	12,341,248
447,900	SRC Energy, Inc. (a)	3,820,587
		41,873,046
	Paper & Forest Products - 1.46%
498,874	Kapstone Paper & Packaging Corp.	11,319,451
	Real Estate Investment Trusts (REITs) - 8.82%
500,400	CareTrust REIT, Inc.	8,386,704
926,040	OUTFRONT Media, Inc.	21,484,128
236,574	Ryman Hospitality Properties, Inc.	16,328,338
795,834	Sabra Health Care REIT, Inc.	14,937,804
183,700	Seritage Growth Properties	7,432,502
		68,569,476
	Real Estate Management & Development - 1.91%
857,786	Kennedy-Wilson Holdings, Inc.	14,882,587
	Semiconductors & Semiconductor Equipment - 2.11%
434,300	Versum Materials, Inc.	16,438,255
	Software - 1.54%
286,119	Verint Systems, Inc. (a)	11,974,080
	Specialty Retail - 1.31%
213,466	Penske Automotive Group, Inc.	10,214,348

	Thrifts & Mortgage Finance - 6.89%
154,600	Iberiabank Corp.	11,981,500
1,025,219	Kearny Financial Corp.	14,814,415
446,200	OceanFirst Financial Corp.	11,712,750
560,093	Provident Financial Services, Inc.	15,105,708
		53,614,373
	Total Common Stocks (Cost $542,289,120)	$760,698,137

	SHORT TERM INVESTMENTS - 2.27%
	Money Market Funds - 2.27%
17,639,162	Fidelity Institutional Money Market Portfolio - Institutional Class, 1.14% (c)	$17,639,162
	Total Short Term Investments (Cost $17,639,162)	$17,639,162

	Total Investments (Cost $559,928,282) - 100.10%	$778,337,299
	Liabilities in Excess of Other Assets - (0.10)%	(809,787)
	TOTAL NET ASSETS - 100.00%	$777,527,512

Percentages are stated as a percent of net assets.

(a) Non Income Producing.
(b)
A CVR is a contingent value right. The price for this security was derived from an estimate of fair market value using methods approved by the Fund's Board of Directors. This security represents $25,553 or 0.00% of the Fund's net assets and is classified as a Level 3 security.

(c) Represents annualized seven-day yield as of the close of the reporting period.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments.

Keeley Small Cap Dividend Value Fund
Schedule of Investments
12/31/2017 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.17%
	Automobiles - 2.76%
47,450	Winnebago Industries, Inc.	$2,638,220
	Banks - 8.93%
63,210	BancorpSouth Bank	1,987,954
32,100	Bank of NT Butterfield & Son Ltd.	1,164,909
52,080	CenterState Bank Corp.	1,340,018
96,929	FNB Corp.	1,339,559
43,100	Guaranty Bancorp	1,191,715
50,428	State Bank Financial Corp.	1,504,772
		8,528,927
	Capital Markets - 4.78%
108,010	Silvercrest Asset Management Group, Inc.	1,733,560
59,690	Solar Cap Ltd.	1,206,335
88,840	Virtu Financial, Inc. - Class A	1,625,772
		4,565,667
	Commercial Banks - 9.14%
38,710	Columbia Banking System, Inc.	1,681,562
32,630	Glacier Bancorp, Inc.	1,285,296
51,070	Hanmi Financial Corp.	1,549,975
34,906	LegacyTexas Financial Group, Inc.	1,473,382
20,100	Union Bankshares Corp.	727,017
24,410	Wintrust Financial Corp.	2,010,652
		8,727,884
	Commercial Services & Supplies - 2.76%
87,670	Covanta Holding Corp.	1,481,623
14,990	Deluxe Corp.	1,151,832
		2,633,455
	Communications Equipment - 1.17%
22,200	Plantronics, Inc.	1,118,436
	Computer & Peripherals - 0.85%
49,630	Diebold Nixdorf, Inc.	811,451
	Construction & Engineering - 3.60%
94,550	KBR, Inc.	1,874,927
57,360	Primoris Services Corp.	1,559,618
		3,434,545
	Diversified Consumer Services - 1.40%
51,992	Carriage Services, Inc.	1,336,714
	Electric Utilities - 2.36%
17,725	Allete, Inc.	1,318,031
16,810	El Paso Electric Co.	930,434
		2,248,465
	Electrical Equipment - 2.03%
18,031	AZZ, Inc.	921,384
13,330	Regal Beloit Corp.	1,021,078
		1,942,462

	Electronic Equipment, Instruments & Components - 3.33%
80,665	AVX Corp.	1,395,504
25,130	Daktronics, Inc.	229,437
25,090	Dolby Laboratories, Inc.	1,555,580
		3,180,521
	Energy Equipment & Services - 1.55%
64,230	Patterson-UTI Energy, Inc.	1,477,932
	Gas Utilities - 1.27%
38,710	South Jersey Industries, Inc.	1,208,913
	Health Care Providers & Services - 4.07%
8,125	Chemed Corp.	1,974,538
86,240	The Ensign Group, Inc.	1,914,528
		3,889,066
	Hotels, Restaurants & Leisure - 1.61%
11,390	Marriott Vacations Worldwide Corp.	1,540,042
	Household Durables - 1.45%
53,942	Hamilton Beach Brands Holding Co.	1,385,770
	Independent Power and Renewable Electricity Producers - 1.37%
61,430	Atlantica Yield PLC	1,302,930
	Insurance - 1.87%
25,644	FBL Financial Group, Inc.	1,786,105
	Machinery - 0.93%
8,030	John Bean Technologies Corp.	889,724
	Media - 3.46%
13,515	Cinemark Holdings, Inc.	470,592
84,760	Entercom Communications Corp.	915,408
24,520	Nexstar Media Group, Inc.	1,917,464
		3,303,464
	Metals & Mining - 3.14%
70,960	Commercial Metals Co.	1,512,867
20,540	Compass Minerals International, Inc.	1,484,015
		2,996,882
	Multi-Utilities - 1.17%
18,600	Black Hills Corp.	1,118,046
	Oil, Gas & Consumable Fuels - 5.13%
52,623	Delek US Holdings, Inc.	1,838,648
151,093	Evolution Petroleum Corp.	1,034,987
51,490	SemGroup Corp. - Class A	1,554,998
16,790	World Fuel Services Corp.	472,470
		4,901,103
	Paper & Forest Products - 1.72%
114,590	Mercer International, Inc.	1,638,637
	Real Estate Investment Trusts (REITs) - 12.15%
86,833	CareTrust REIT, Inc.	1,455,321
110,010	City Office REIT, Inc.	1,431,230
25,890	CorEnergy Infrastructure Trust, Inc.	988,998
44,692	Gramercy Property Trust	1,191,489
38,225	National Storage Affiliates	1,042,014
63,060	OUTFRONT Media, Inc.	1,462,992
14,790	Potlatch Corp.	738,021
15,970	Ryman Hospitality Properties, Inc.	1,102,249
68,845	Sabra Health Care REIT, Inc.	1,292,221
32,800	STAG Industrial, Inc.	896,424
		11,600,959

	Semiconductors & Semiconductor Equipment - 2.06%
128,780	Cypress Semiconductor Corp.	1,962,607
	Textiles, Apparel & Luxury Goods - 0.91%
25,800	Culp, Inc.	864,300
	Thrifts & Mortgage Finance - 6.77%
44,880	Berkshire Hills Bancorp, Inc.	1,642,608
18,320	Iberiabank Corp.	1,419,800
51,660	OceanFirst Financial Corp.	1,356,075
37,410	Oritani Financial Corp.	613,524
52,930	Provident Financial Services, Inc.	1,427,522
		6,459,529
	Transportation Infrastructure - 1.43%
21,330	Macquarie Infrastructure Company LLC	1,369,386
	Total Common Stocks (Cost $64,033,174)	$90,862,142

	SHORT TERM INVESTMENTS - 4.00%
	Money Market Funds - 4.00%
3,823,872	Fidelity Institutional Money Market Portfolio - Institutional Class, 1.14% (a)	$3,823,872
	Total Short Term Investments (Cost $3,823,872)	$3,823,872

	Total Investments (Cost $67,857,046) - 99.17%	$94,686,014
	Other Assets in Excess of Liabilities - 0.83%	793,164
	TOTAL NET ASSETS - 100.00%	$95,479,178

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield as of the close of the reporting period.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments.

Keeley Small-Mid Cap Value Fund
Schedule of Investments
12/31/2017 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.13%
	Auto Components - 2.13%
17,500	Aptiv PLC (a)	$1,484,525
24,453	Delphi Technologies PLC (a)	1,283,066
		2,767,591
	Banks - 3.80%
183,700	FNB Corp.	2,538,734
47,590	PacWest Bancorp	2,398,536
		4,937,270
	Building Products - 1.80%
38,220	A.O. Smith Corp.	2,342,122
	Capital Markets - 1.74%
135,246	OM Asset Management PLC	2,265,371
	Chemicals - 4.38%
26,600	Ashland Global Holdings, Inc.	1,893,920
78,220	Huntsman Corp.	2,603,944
47,855	Valvoline, Inc.	1,199,246
		5,697,110
	Commercial Banks - 8.47%
33,740	BOK Financial Corp.	3,114,877
102,920	Hanmi Financial Corp.	3,123,622
38,230	Synovus Financial Corp.	1,832,746
41,040	UMB Financial Corp.	2,951,597
		11,022,842
	Commercial Services & Supplies - 1.71%
51,640	Copart, Inc. (a)	2,230,332
	Communications Equipment - 1.95%
308,080	Mitel Networks Corp. (a)	2,535,498
	Diversified Consumer Services - 1.22%
61,930	Carriage Services, Inc.	1,592,220
	Diversified Financial Services - 7.66%
80,430	Air Lease Corp.	3,867,879
43,810	Fidelity National Financial, Inc.	1,719,104
88,390	Voya Financial, Inc.	4,372,653
		9,959,636
	Electric Utilities - 0.97%
23,900	Westar Energy, Inc.	1,261,920
	Electronic Equipment, Instruments & Components - 1.48%
131,170	Knowles Corp. (a)	1,922,952
	Energy Equipment & Services - 0.99%
55,690	Patterson-UTI Energy, Inc.	1,281,427
	Food Products - 1.35%
31,050	Lamb Weston Holdings, Inc.	1,752,772
	Health Care Equipment & Supplies - 1.07%
62,810	Wright Medical Group N.V. (a)	1,394,382
	Health Care Providers & Services - 1.39%
11,300	Laboratory Corporation of America Holdings (a)	1,802,463
	Home Furnishings - 1.36%
25,820	Fortune Brands Home & Security, Inc.	1,767,121
	Hotels, Restaurants & Leisure - 4.21%
208,590	Del Taco Restaurants, Inc. (a)	2,528,111
99,600	Denny's Corp. (a)	1,318,704
12,020	Marriott Vacations Worldwide Corp.	1,625,224
		5,472,039
	Household Durables - 1.51%
109,810	TRI Pointe Group, Inc. (a)	1,967,795
	Household Products - 2.07%
23,970	Spectrum Brands Holdings, Inc.	2,694,228
	IT Services - 4.91%
13,482	Black Knight, Inc. (a)	595,230
14,920	Broadridge Financial Solutions, Inc.	1,351,453
78,780	CSRA, Inc.	2,357,098
14,730	WEX, Inc. (a)	2,080,318
		6,384,099
	Machinery - 7.09%
46,157	ESCO Technologies, Inc.	2,780,959
60,230	ITT, Inc.	3,214,475
29,170	John Bean Technologies Corp.	3,232,036
		9,227,470

	Metals & Mining - 2.36%
67,200	Commercial Metals Co.	1,432,704
15,280	Kaiser Aluminum Corp.	1,632,668
		3,065,372
	Multi-Utilities - 5.41%
83,780	MDU Resources Group, Inc.	2,252,007
168,190	NRG Energy, Inc.	4,790,051
		7,042,058
	Oil, Gas & Consumable Fuels - 4.31%
42,710	Energen Corp. (a)	2,458,815
57,190	Parsley Energy, Inc. - Class A (a)	1,683,674
66,580	SM Energy Co.	1,470,086
		5,612,575
	Real Estate Investment Trusts (REITs) - 10.03%
81,930	CareTrust REIT, Inc.	1,373,147
62,420	Equity Commonwealth (a)	1,904,434
47,435	Gaming & Leisure Properties, Inc.	1,755,095
48,283	Iron Mountain, Inc.	1,821,718
25,850	Lamar Advertising Co.	1,919,104
25,820	Ryman Hospitality Properties, Inc.	1,782,096
132,760	Sabra Health Care REIT, Inc.	2,491,905
		13,047,499
	Real Estate Management & Development - 2.38%
23,610	The Howard Hughes Corp. (a)	3,099,285
	Road & Rail - 1.54%
23,770	Ryder System, Inc.	2,000,721
	Software - 2.78%
29,690	CDK Global, Inc.	2,116,303
35,990	Verint Systems, Inc. (a)	1,506,182
		3,622,485
	Specialty Retail - 1.45%
39,370	Penske Automotive Group, Inc.	1,883,854
	Textiles, Apparel & Luxury Goods - 1.79%
16,970	PVH Corp.	2,328,454
	Trading Companies & Distributors - 1.55%
38,400	AerCap Holdings N.V. (a)	2,020,224
	Water Utilities - 1.27%
18,040	American Water Works Company, Inc.	1,650,480
	Total Common Stocks (Cost $78,989,155)	$127,651,667

	SHORT TERM INVESTMENTS - 1.85%
	Money Market Funds - 1.85%
2,404,442	Fidelity Institutional Money Market Portfolio - Institutional Class, 1.14% (b)	$2,404,442
	Total Short Term Investments (Cost $2,404,442)	$2,404,442

	Total Investments (Cost $81,393,597) - 99.98%	$130,056,109
	Other Assets in Excess of Liabilities - 0.02%	22,583
	TOTAL NET ASSETS - 100.00%	$130,078,692

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield as of the close of the reporting period.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedules of Investments.

Keeley Mid Cap Dividend Value Fund
Schedule of Investments
12/31/2017 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.43%
	Aerospace & Defense - 1.06%
21,995	BWX Technologies, Inc.	$1,330,478
	Auto Components - 1.36%
13,425	Autoliv, Inc.	1,706,049
	Banks - 1.18%
107,135	FNB Corp.	1,480,606
	Capital Markets - 1.57%
11,595	Ameriprise Financial, Inc.	1,965,005
	Chemicals - 5.00%
30,875	FMC Corp.	2,922,627
58,720	Huntsman Corp.	1,954,789
26,625	RPM International, Inc.	1,395,683
		6,273,099
	Commercial Banks - 8.24%
73,960	Associated Banc-Corp.	1,878,584
27,574	BOK Financial Corp.	2,545,632
33,130	Comerica, Inc.	2,876,014
15,050	UMB Financial Corp.	1,082,396
94,300	Umpqua Holdings Corp.	1,961,440
		10,344,066
	Commercial Services & Supplies - 2.21%
16,100	Dun & Bradstreet Corp.	1,906,401
28,770	Ritchie Bros. Auctioneers, Inc.	861,086
		2,767,487
	Construction Materials - 1.82%
17,825	Vulcan Materials Co.	2,288,195
	Consumer Finance - 1.69%
27,505	Discover Financial Services	2,115,685
	Diversified Financial Services - 4.49%
62,100	Air Lease Corp.	2,986,389
53,400	Voya Financial, Inc.	2,641,698
		5,628,087
	Electric Utilities - 1.75%
43,425	PPL Corp.	1,344,004
16,180	Westar Energy, Inc.	854,304
		2,198,308
	Electronic Equipment, Instruments & Components - 1.61%
32,570	Dolby Laboratories, Inc.	2,019,340
	Energy Equipment & Services - 0.94%
51,100	Patterson-UTI Energy, Inc.	1,175,811
	Food Products - 2.73%
51,500	Conagra Brands, Inc.	1,940,005
26,341	Lamb Weston Holdings, Inc.	1,486,949
		3,426,954

	Gas Utilities - 1.99%
26,150	National Fuel Gas Co.	1,435,897
22,555	UGI Corp.	1,058,957
		2,494,854
	Health Care Equipment & Supplies - 1.40%
20,105	STERIS PLC	1,758,584
	Health Care Providers & Services - 2.96%
13,800	AmerisourceBergen Corp.	1,267,116
12,000	CIGNA Corp.	2,437,080
		3,704,196
	Hotels, Restaurants & Leisure - 3.47%
105,810	Extended Stay America, Inc.	2,010,390
20,200	Wyndham Worldwide Corp.	2,340,574
		4,350,964
	Insurance - 4.57%
22,000	Arthur J. Gallagher & Co.	1,392,160
37,170	Lincoln National Corp.	2,857,258
9,500	Reinsurance Group of America, Inc.	1,481,335
		5,730,753
	IT Services - 6.25%
61,540	CSRA, Inc.	1,841,277
26,700	DXC Technology Co.	2,533,830
9,085	Fidelity National Information Services, Inc.	854,808
33,080	Total System Services, Inc.	2,616,297
		7,846,212
	Leisure Equipment & Products - 1.38%
31,385	Brunswick Corp.	1,733,080
	Life Sciences Tools & Services - 0.98%
18,410	Agilent Technologies, Inc.	1,232,918
	Machinery - 4.91%
38,940	ITT, Inc.	2,078,228
26,900	Oshkosh Corp.	2,444,941
9,400	Snap-On, Inc.	1,638,420
		6,161,589
	Media - 1.09%
17,280	Cinemark Holdings, Inc.	601,690
54,555	TEGNA, Inc.	768,134
		1,369,824
	Multi-Utilities - 5.72%
27,100	Black Hills Corp.	1,628,981
64,575	MDU Resources Group, Inc.	1,735,775
83,060	NRG Energy, Inc.	2,365,548
43,650	OGE Energy Corp.	1,436,522
		7,166,826
	Oil, Gas & Consumable Fuels - 7.87%
70,000	Cabot Oil & Gas Corp.	2,002,000
44,555	Delek US Holdings, Inc.	1,556,752
16,985	Energen Corp. (a)	977,826
25,175	EQT Corp.	1,432,961
44,710	HollyFrontier Corp.	2,290,046
73,100	SM Energy Co.	1,614,048
		9,873,633

	Real Estate Investment Trusts (REITs) - 13.25%
73,790	Brixmor Property Group, Inc.	1,376,921
45,725	DDR Corp.	409,696
37,435	Education Realty Trust, Inc.	1,307,230
20,650	EPR Properties	1,351,749
14,100	Equity Lifestyle Properties, Inc.	1,255,182
47,800	Gramercy Property Trust	1,274,348
59,740	Healthcare Trust of America, Inc.	1,794,590
44,530	Hudson Pacific Properties, Inc.	1,525,153
64,240	Iron Mountain, Inc.	2,423,775
25,155	Lamar Advertising Co.	1,867,507
72,645	Sabra Health Care REIT, Inc.	1,363,547
77,890	Spirit Realty Capital, Inc.	668,296
		16,617,994
	Road & Rail - 1.63%
24,330	Ryder System, Inc.	2,047,856
	Specialty Retail - 1.03%
27,600	Foot Locker, Inc.	1,293,888
	Transportation Infrastructure - 1.25%
24,385	Macquarie Infrastructure Company LLC	1,565,517
	Water Utilities - 1.03%
14,150	American Water Works Company, Inc.	1,294,584
	Total Common Stocks (Cost $99,344,846)	$120,962,442

	SHORT TERM INVESTMENTS - 3.22%
	Money Market Funds - 3.22%
4,038,230	Fidelity Institutional Money Market Portfolio - Institutional Class, 1.14% (b)	$4,038,230
	Total Short Term Investments (Cost $4,038,230)	$4,038,230

	Total Investments (Cost $103,383,076) - 99.65%	$125,000,672
	Other Assets in Excess of Liabilities - 0.35%	442,300
	TOTAL NET ASSETS - 100.00%	$125,442,972

Percentages are stated as a percent of net assets.

(a)	Non Income Producing.
(b)	Represents annualized seven-day yield as of the close of the reporting period.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments.

Keeley All Cap Value Fund
Schedule of Investments
12/31/2017 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.88%
	Auto Components - 3.91%
17,990	Visteon Corp. (a)	$2,251,269
	Banks - 6.81%
40,910	Bank of America Corp.	1,207,663
19,700	Citigroup, Inc.	1,465,877
45,758	Opus Bank (a)	1,249,194
		3,922,734
	Beverages - 2.28%
16,020	Molson Coors Brewing Co.	1,314,761
	Biotechnology - 2.90%
10,783	Shire PLC - ADR	1,672,659
	Chemicals - 0.93%
7,515	DowDuPont, Inc.	535,218
	Commercial Banks - 7.34%
11,095	BOK Financial Corp.	1,024,290
31,530	Hanmi Financial Corp.	956,936
34,970	Hilltop Holdings, Inc.	885,790
18,950	UMB Financial Corp.	1,362,884
		4,229,900
	Construction & Engineering - 2.27%
66,085	KBR, Inc.	1,310,465
	Consumer Finance - 2.28%
17,070	Discover Financial Services	1,313,024
	Diversified Financial Services - 8.54%
50,350	Air Lease Corp.	2,421,331
50,550	Voya Financial, Inc.	2,500,709
		4,922,040
	Energy Equipment & Services - 2.68%
31,625	Halliburton Co.	1,545,514
	Food Products - 2.43%
32,725	Mondelez International, Inc.	1,400,630
	Health Care Equipment & Supplies - 5.47%
34,755	Abbott Laboratories	1,983,468
52,604	Wright Medical Group N.V. (a)	1,167,809
		3,151,277
	Health Care Providers & Services - 1.94%
12,180	AmerisourceBergen Corp.	1,118,368
	Hotels, Restaurants & Leisure - 3.58%
95,800	Del Taco Restaurants, Inc. (a)	1,161,096
7,790	Wyndham Worldwide Corp.	902,627
		2,063,723
	Household Products - 2.17%
11,100	Spectrum Brands Holdings, Inc.	1,247,640
	Insurance - 2.68%
29,810	Athene Holding Ltd. - Class A (a)	1,541,475

	IT Services - 2.43%
19,230	CSRA, Inc.	575,361
8,765	Fidelity National Information Services, Inc.	824,699
		1,400,060
	Machinery - 2.41%
26,000	ITT, Inc.	1,387,620
	Media - 1.45%
10,670	Nexstar Media Group, Inc.	834,394
	Metals & Mining - 2.16%
11,660	Kaiser Aluminum Corp.	1,245,871
	Multi-Utilities - 3.71%
75,085	NRG Energy, Inc.	2,138,421
	Oil, Gas & Consumable Fuels - 7.39%
31,100	Delek US Holdings, Inc.	1,086,634
12,945	Energen Corp. (a)	745,244
22,455	EOG Resources, Inc.	2,423,119
		4,254,997
	Pharmaceuticals - 2.63%
21,049	Zoetis, Inc.	1,516,370
	Real Estate Investment Trusts (REITs) - 5.08%
50,490	Equity Commonwealth (a)	1,540,450
34,300	Seritage Growth Properties	1,387,778
		2,928,228
	Real Estate Management & Development - 5.93%
75,750	Kennedy-Wilson Holdings, Inc.	1,314,263
16,030	The Howard Hughes Corp. (a)	2,104,258
		3,418,521
	Semiconductors & Semiconductor Equipment - 6.48%
43,880	Intel Corp.	2,025,501
45,180	Versum Materials, Inc.	1,710,063
		3,735,564
	Total Common Stocks (Cost $42,379,149)	$56,400,743

	SHORT TERM INVESTMENTS - 2.15%
	Money Market Funds - 2.15%
1,239,297	Fidelity Institutional Money Market Portfolio - Institutional Class, 1.14% (b)	$1,239,297
	Total Short Term Investments (Cost $1,239,297)	$1,239,297

	Total Investments (Cost $43,618,446) - 100.03%	$57,640,040
	Liabilities in Excess of Other Assets - (0.03)%	(18,371)
	TOTAL NET ASSETS - 100.00%	$57,621,669

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non Income Producing.
(b)	Represents annualized seven-day yield as of the close of the reporting period.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments.

Keeley Funds, Inc.
Notes to the Schedule of Investments
December 31, 2017 (Unaudited)

1)  Significant Accounting Policies

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized in the following three broad categories:

Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Funds have access at the date of measurement.
Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participants would use to price the asset or liability based on the best available information.

Keeley Small Cap Value Fund	Level 1	Level 2	Level 3		Total

Common Stocks*	$760,672,584	$-	$25,553	**	$760,698,137
Short Term Investments	17,639,162	-	-		17,639,162

Total Investments in Securities	$778,311,746	$-	$25,553		$778,337,299

Keeley Small Cap Dividend Value Fund	Level 1	Level 2	Level 3		Total

Common Stocks*	$90,862,142	$-	$-		$90,862,142
Short Term Investments	3,823,872	-	-		3,823,872

Total Investments in Securities	$94,686,014	$-	$-		$94,686,014

Keeley Small-Mid Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks*	$127,651,667	$-	$-	$127,651,667
Short Term Investments	2,404,442	-	-	2,404,442

Total Investments in Securities	$130,056,109	$-	$-	$130,056,109

Keeley Mid Cap Dividend Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks*	$120,962,442	$-	$-	$120,962,442
Short-Term Investments	4,038,230	-	-	4,038,230

Total Investments in Securities	$125,000,672	$-	$-	$125,000,672

Keeley All Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks*	$56,400,743	$-	$-	$56,400,743
Short-Term Investments	1,239,297	-	-	1,239,297

Total Investments in Securities	$57,640,040	$-	$-	$57,640,040

*See the Schedule of Investments for the investments detailed by industry classification.
**Media General, Inc. – Included in KSCVF’s Media industry classification in the Schedule of Investments.

Transfers between levels are identified at the end of the reporting period. There were no transfers between Levels 1, 2, and 3 at the end of the period December 31, 2017 for the Funds.

At the start and close of the reporting period, Level 3 investments in securities represented 0.00% of KSCVF’s net assets and were not considered a significant portion of the fund’s portfolio.

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Keeley Funds, Inc.

By (Signature and Title)  /s/ Kevin Keeley
                                            Kevin Keeley, Principal Executive Officer

Date  February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kevin Keeley
                                             Kevin Keeley, Principal Executive Officer

Date  February 22, 2018

By (Signature and Title)*  /s/ Robert Kurinsky
                                              Robert Kurinsky, Principal Financial Officer

Date  February 22, 2018

* Print the name and title of each signing officer under his or her signature.